Related-Party Disclosures - Transactions with Joint Ventures (Details) - Joint ventures - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [Line Items]
Sales to Related Parties	$ 69.1	$ 44.5
Distributions Paid	2.1	1.7
Amounts Owed by Related Parties	$ 12.6	$ 4.6